SHARE CAPITAL - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SHARE CAPITAL
Stock-based compensation expense recognized	$ 210	$ 88	$ 818	$ 456	$ 548	$ 1,200
Unrecognized compensation cost	$ 925		$ 925		$ 595
Unvested stock options (in shares)	378,092		378,092		1,390,399
Weighted-average remaining vesting period			2 years 2 months 12 days		2 years 3 months 18 days